Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Inventory Abstract
Finished products	$ 126,916	$ 97,396
Semi-finished products	94,980	90,220
Raw materials	37,857	69,439
Auxiliary materials and consumables	105,160	121,126
Inventory provisions	(39,717)	(38,510)
Total	$ 325,196	$ 339,671